Schedule of Plans' Assets (Liabilities) at Fair Value (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Other Postretirement Benefit Plans
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total		$ 9.1
Other Postretirement Benefit Plans | Insurance Contracts
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	$ 7.7	7.3
Other Postretirement Benefit Plans | Pooled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total		1.8
U.S. Plans
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	3,759.4	4,069.7
U.S. Plans | Equity Securities | Common Stock
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	1,686.4	1,837.4
U.S. Plans | Equity Securities | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	411.9	461.6
U.S. Plans | Debt Securities | US And UK Government Securities
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total		176.9
U.S. Plans | Debt Securities | Other Fixed Income
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	974.7	1,025.3
U.S. Plans | Debt Securities | Insurance Contracts
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total		17.4
U.S. Plans | Debt Securities | U S Government Securities
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	162.2
U.S. Plans | Real Estate
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	37.6	34.2
U.S. Plans | Real Estate | Real Estate Investments Trust
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	170.7	169.1
U.S. Plans | Other | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	105.3	102.1
U.S. Plans | Other | Derivative
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	0.8	18.2
U.S. Plans | Other | Private Equity
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	7.6	12.8
U.S. Plans | Pooled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	263.1	297.2
U.S. Plans | Cash
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	1.9	(1.3)
U.S. Plans | Receivables
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	77.1	77.4
U.S. Plans | Payables
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	(139.9)	(158.6)
International Plans
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	2,496.8	2,718.9
International Plans | Equity Securities | Common Stock
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	0.6	1.6
International Plans | Equity Securities | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	956.1	1,054.8
International Plans | Debt Securities | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	905.4	991.1
International Plans | Debt Securities | Other Fixed Income
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	248.5	330.4
International Plans | Debt Securities | Insurance Contracts
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	120.6	135.5
International Plans | Real Estate
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	41.8	40.8
International Plans | Real Estate | Real Estate Investments Trust
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	0.7	1.3
International Plans | Other | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	188.7	136.5
International Plans | Other | Derivative
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	7.0	7.2
International Plans | Pooled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total		1.2
International Plans | Cash
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	27.4	18.6
International Plans | Payables
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total		(0.1)
Fair Value, Inputs, Level 1 | U.S. Plans
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	1,952.9	2,101.0
Fair Value, Inputs, Level 1 | U.S. Plans | Equity Securities | Common Stock
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	1,680.6	1,831.6
Fair Value, Inputs, Level 1 | U.S. Plans | Debt Securities | US And UK Government Securities
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total		176.9
Fair Value, Inputs, Level 1 | U.S. Plans | Debt Securities | U S Government Securities
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	162.2
Fair Value, Inputs, Level 1 | U.S. Plans | Real Estate | Real Estate Investments Trust
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	170.7	169.1
Fair Value, Inputs, Level 1 | U.S. Plans | Other | Derivative
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	0.3	5.9
Fair Value, Inputs, Level 1 | U.S. Plans | Cash
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	1.9	(1.3)
Fair Value, Inputs, Level 1 | U.S. Plans | Receivables
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	77.1	77.4
Fair Value, Inputs, Level 1 | U.S. Plans | Payables
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	(139.9)	(158.6)
Fair Value, Inputs, Level 1 | International Plans
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	28.7	21.4
Fair Value, Inputs, Level 1 | International Plans | Equity Securities | Common Stock
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	0.6	1.6
Fair Value, Inputs, Level 1 | International Plans | Real Estate | Real Estate Investments Trust
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	0.7	1.3
Fair Value, Inputs, Level 1 | International Plans | Cash
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	27.4	18.6
Fair Value, Inputs, Level 1 | International Plans | Payables
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total		(0.1)
Fair Value, Inputs, Level 2 | Other Postretirement Benefit Plans
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total		1.8
Fair Value, Inputs, Level 2 | Other Postretirement Benefit Plans | Pooled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total		1.8
Fair Value, Inputs, Level 2 | U.S. Plans
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	1,761.3	1,904.3
Fair Value, Inputs, Level 2 | U.S. Plans | Equity Securities | Common Stock
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	5.8	5.8
Fair Value, Inputs, Level 2 | U.S. Plans | Equity Securities | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	411.9	461.6
Fair Value, Inputs, Level 2 | U.S. Plans | Debt Securities | Other Fixed Income
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	974.7	1,025.3
Fair Value, Inputs, Level 2 | U.S. Plans | Other | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	105.3	102.1
Fair Value, Inputs, Level 2 | U.S. Plans | Other | Derivative
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	0.5	12.3
Fair Value, Inputs, Level 2 | U.S. Plans | Pooled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	263.1	297.2
Fair Value, Inputs, Level 2 | International Plans
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	2,235.4	2,470.5
Fair Value, Inputs, Level 2 | International Plans | Equity Securities | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	956.1	1,054.8
Fair Value, Inputs, Level 2 | International Plans | Debt Securities | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	905.4	991.1
Fair Value, Inputs, Level 2 | International Plans | Debt Securities | Other Fixed Income
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	248.5	330.4
Fair Value, Inputs, Level 2 | International Plans | Other | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	118.4	85.8
Fair Value, Inputs, Level 2 | International Plans | Other | Derivative
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	7.0	7.2
Fair Value, Inputs, Level 2 | International Plans | Pooled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total		1.2
Fair Value, Inputs, Level 3 | Other Postretirement Benefit Plans
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total		7.3
Fair Value, Inputs, Level 3 | Other Postretirement Benefit Plans | Insurance Contracts
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	7.7	7.3
Fair Value, Inputs, Level 3 | U.S. Plans
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	45.2	64.4
Fair Value, Inputs, Level 3 | U.S. Plans | Debt Securities | Insurance Contracts
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total		17.4
Fair Value, Inputs, Level 3 | U.S. Plans | Real Estate
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	37.6	34.2
Fair Value, Inputs, Level 3 | U.S. Plans | Other | Private Equity
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	7.6	12.8
Fair Value, Inputs, Level 3 | International Plans
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	232.7	227.0
Fair Value, Inputs, Level 3 | International Plans | Debt Securities | Insurance Contracts
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	120.6	135.5
Fair Value, Inputs, Level 3 | International Plans | Real Estate
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	41.8	40.8
Fair Value, Inputs, Level 3 | International Plans | Other | Commingled Funds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Fair value of plan assets total	$ 70.3	$ 50.7